Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility
Risk-free interest rate
Expected term (years)	10 years	10 years
Minimum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	52.37%	50.27%
Risk-free interest rate	3.45%	0.66%
Maximum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	52.75%	52.71%
Risk-free interest rate	3.51%	1.61%
Black- Scholes option-pricing [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Dividend yield	0.00%	0.00%
Expected term (years)		6 years 3 months
Black- Scholes option-pricing [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	50.75%	50.27%
Risk-free interest rate	1.52%	0.66%
Expected term (years)	5 years 6 months 7 days
Black- Scholes option-pricing [Member] | Maximum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	52.69%	51.84%
Risk-free interest rate	4.34%	1.61%
Expected term (years)	10 years